Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of December 31, 2022 and 2021, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020	811,705,022		13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120
Acquisitions	16,202,848		57,182	4,008,698	31,584,832	287,710	4,630,358	974,167	326,998	122,214,783	57,092	—	180,344,668
Reclassifications	3,218,834		—	(507,065)	64,049	115	(2,931,778)	2,049	130,971	127,142	276,866	524,679	905,862
Impairment presentation (2)	113,522,135		(1,217)	24,292,290	121,070,386	9,817,972	67,305,005	(328,799)	6,303,440	36,777,946	—	—	378,759,158
Capitalization	8,292,881		—	3,923,149	43,076,120	294,044	4,659,693	152,540	5,235,745	(65,840,388)	206,216	—	—
Disposals	(1,455,531)		—	(18,032,858)	(95,061,066)	—	(12,131,094)	(318,412)	(292,249)	(1,714,397)	—	(524,679)	(129,530,286)
Balances as of December 31, 2021	Ps.	951,486,189	13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	—	3,811,116,522
Acquisitions (3)	40,285,196		1,541,647	5,773,938	32,895,095	1,011,404	3,070,302	1,625,384	5,174,068	256,362,994	8,494,138		356,234,166
Reclassifications	44,338,725		—	2,137,001	1,972,298	410,847	2,859,195	(2,483,052)	(4,580,377)	4,805,227	—	—	49,459,864
Capitalization	30,301,243		—	13,363,116	71,078,360	2,330,895	3,353,495	3,449,069	1,136,196	(125,429,126)	416,752		—
Disposals	(6,351,833)		(249,248)	(22,967,437)	(7,500,609)	(71,787)	(4,804,995)	(560,452)	(706,237)	(3,646,240)	(402,694)	—	(47,261,532)
Translation effect	(6,222,641)		—	(98,865)	—	(527,227)	—	(531,847)	(260,670)	(11,502,781)	(148,894)	—	(19,292,925)
Balances as of December 31, 2022	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	—	4,150,256,095
Accumulated depreciation and amortization
Balances as of January 1, 2021	(520,582,198)		(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)
Depreciation and amortization	(39,126,110)		(395,756)	(16,731,217)	(56,070,192)	(1,846,486)	(16,627,864)	(2,008,187)	(625,553)	—	—	—	(133,431,365)
Reclassifications	(4,541,518)		15,413	(90,202)	(89,082)	5,701,953	51,568	59,141	103,085	(2,116,220)	—	—	(905,862)
Impairment presentation (2)	(113,522,135)		1,217	(24,292,290)	(121,070,386)	(9,817,972)	(67,305,005)	328,799	(6,303,440)	(36,777,946)	—	—	(378,759,158)
(Impairment)	(43,670,755)		—	(25,193,511)	(62,151,433)	—	(5,503,546)	—	(108,749)	(21,233,314)	—	—	(157,861,308)
Reversal of impairment	38,499,016		—	23,545,676	72,569,176	—	20,727,844	—	—	1,309,001	—	—	156,650,713
Disposals	453,965		—	7,300,538	65,307,692	—	8,820,911	261,910	85,648	—	—	—	82,230,664
Balances as of December 31, 2021	Ps.	(682,489,735)	(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	—	(2,536,583,915)
Depreciation and amortization	(37,384,421)		(547,660)	(15,409,615)	(65,167,740)	(1,830,509)	(15,680,102)	(2,852,884)	(898,884)	—	—	—	(139,771,815)
Reclassifications	(42,182,309)		—	(2,841,608)	(760,459)	(410,767)	(3,870,692)	734,738	(150,676)	21,909	—	—	(49,459,864)
(Impairment)	(108,615,658)		—	(31,883,718)	(41,479,729)	(23,573)	(33,606,850)	(18,121)	(4,244)	(1,937,358)	—	—	(217,569,251)
Reversal of impairment	73,048,067		—	11,943,309	25,541,788	—	20,099,267	—	—	3,398,799	—	—	134,031,230
Disposals	4,535,971		235,584	10,140,565	4,631,085	67,940	2,940,843	549,592	436,631	—	—	—	23,538,211
Translation effect	3,644,232		—	46,887	—	256,458	—	349,479	13,103	—	—	—	4,310,159
Balances as of December 31, 2022	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	—	(2,781,505,245)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2021	Ps.	268,996,454	7,267,028	259,038,544	305,091,542	24,855,535	151,810,657	4,615,348	13,474,475	194,617,031	44,765,993	—	1,274,532,607
Wells, pipelines, properties, plant and equipment—net as of December 31, 2022	Ps.	264,393,026	8,247,351	229,242,117	326,301,631	26,069,216	126,171,120	4,877,254	13,633,385	316,690,455	53,125,295	—	1,368,750,850
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—
(1)Mainly wells, pipelines and plants.
(2)To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.
(3)On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, consisting mainly of plants. This amount includes assets acquired through a business combination (see Note 12).
A.As of December 31, 2022, 2021 and 2020, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 4,580,836, Ps. 3,106,007 and Ps. 3,893,248, respectively. Financing cost rates during 2022, 2021 and 2020 were 5.40% to 7.80%, 6.10% to 7.05% and 5.75% to 7.08%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2022, 2021 and 2020, recognized in operating costs and expenses, was Ps. 139,771,815, Ps. 133,431,365 and Ps. 129,631,820, respectively. These figures include Ps. 113,656,994, Ps. 108,509,633 and Ps.101,339,417 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2022, 2021 and 2020 of Ps. 224,327, Ps. 143,779 and Ps. 2,731,317, respectively.
C.As of December 31, 2022 and 2021, provisions relating to future plugging of wells costs amounted to Ps. 66,699,388 and Ps. 70,144,756, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).
D.As of December 31, 2022, 2021 and 2020, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 10,630,314, Ps. 15,608,296 and Ps. 6,229,356, respectively (see Note 14).
E.As of December 31, 2022, 2021 and 2020, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (14,982,766), Ps. 2,477,528 and Ps. 490,203, respectively, which was mainly plant.
F.As of December 31, 2022, 2021 and 2020, PEMEX recognized a net impairment of Ps. (83,538,021), Ps. (1,210,595) and Ps. (36,353,700), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2022	2021	2020
	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	(60,438,070)	34,562,831	35,031,541
Pemex Industrial Transformation	(25,615,351)	(32,153,192)	(71,761,571)
Pemex Logistics	2,121,045	(3,161,108)	426,560
PMI Azufre Industrial	—	—	42,214
Gas Bienestar	—	(282,452)	—
Pemex Fertilizers	—	—	(92,444)
MGAS	394,355	(176,674)	—
(Impairment) reversal of impairment, net	(83,538,021)	(1,210,595)	(36,353,700)

Summary of Net Impairment and Net Reversal of Impairment

	2022	2021	2020
	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	(60,438,070)	34,562,831	35,031,541
Pemex Industrial Transformation	(25,615,351)	(32,153,192)	(71,761,571)
Pemex Logistics	2,121,045	(3,161,108)	426,560
PMI Azufre Industrial	—	—	42,214
Gas Bienestar	—	(282,452)	—
Pemex Fertilizers	—	—	(92,444)
MGAS	394,355	(176,674)	—
(Impairment) reversal of impairment, net	(83,538,021)	(1,210,595)	(36,353,700)
The net (impairment) and reversal of impairment were in the following CGUs:

	2022		2021	2020
Construction in progress	Ps.	2,121,045	(2,927,035)	—
Vessel	—		—	303,516
Land and transport (white pipelines)	—		(234,073)	123,044
Reversal of impairment (impairment), net	Ps.	2,121,045	(3,161,108)	426,560

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2022	2021	2020
Average crude oil price	59.37 U.S.$/bl	56.60 U.S.$/bl	52.96 U.S.$/bl
Average gas price	4.98 U.S.$/mpc	4.66 U.S.$/mpc	5.21 U.S.$/mpc
Average condensates price	64.95 U.S.$/bl	65.50 U.S.$/bl	61.09 U.S.$/bl
After-tax discount rate	9.31% annual	6.89% annual	6.23% annual
Pre-tax discount rate	14.27% annual	10.68% annual	9.72% annual
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021
	Refining			Gas			Petrochemicals			Ethylene			Fertilizers
Average crude oil Price (U.S.$)	68.79	60.4	48.89	N.A.			N.A.			N.A.			N.A
Processed volume (1)	909 mbd	891 mbd	920 mbd	2,061 mmpcd of humid gas	2,148 mmpcd of humid gas	2,134 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$19.4143	$20.5835	$19.9487	$19.4143	$20.5835	$19.9487	$19.4143	20.5835	$19.9487	$19.4143	20.5835	$19.9487	$19.4143	$20.5835
Useful lives of the cash-generating units (year average)	12	11	12	7	7	7	5	6	7	5	5	6	4	5
Pre-tax discount rate	14.16%	9.45%	10.83%	13.20%	10.15%	9.76%	10.73%	8.63%	9.76%	10.73%	8.63%	8.29%	13.25%	9.96%
Period (2)	2023 - 2034	2022 - 2033	2020 - 2032	2023 - 2029	2022 - 2029	2020 - 2027	2023 - 2027	2022 - 2027	2020 - 2027	2023 - 2027	2020-2026		2023 - 2026	2020 - 2026

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable

	As of December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Pipelines			Landing transport			Vessel
Discount rate	12.73%	12.57%	11.97%	12.73%	12.57%	11.97%	12.73%	12.57%	11.97%
Useful life	19	20	22	2	3	5	16	17	19
As of December 31, 2020, Pemex Fertilizers recognized an impairment of Ps. (92,444) in CGUs mentioned above. The impairment was mainly caused from (i) the decrease in projected production due to the lack of raw material, (ii) increase in raw material prices, and (iii) decrease in ammonia prices.

December 31, 2020
Exchange rate	19.9487
Discount rate	9.51%
Useful life	22

Summary of Reversal Impairment loss for CGUs

	2022		2021	2020
Cantarell	(48,371,891)		(5,782,224)	3,477,189
Chuc	(6,517,953)		26,962,488	8,348,556
Ixtal - Manik	(6,042,806)		481,673	(481,672)
Antonio J. Bermúdez	(5,510,789)		(1,815,596)	(9,705,730)
Aceite Terciario del Golfo	(2,870,820)		13,493,508	29,954,187
Tamaulipas Constituciones	(2,333,354)		684,766	(2,819,337)
Santuario El Golpe	(1,454,789)		—	—
Cárdenas-Mora	(1,150,448)		—	—
Lakach	(648,846)		(705,781)	(1,269,083)
Cuenca de Macuspana	(281,770)		38,939	735,920
Burgos	10,447,135		(12,517,196)	9,659,028
Tsimin Xux	2,268,459		(4,600,480)	3,920,244
Ébano (CEE)	1,298,911		(1,281,396)	—
Ogarrio Magallanes	530,061		(530,061)	—
Misión (CEE)	200,830		(908,043)	(574,047)
Crudo Ligero Marino	—		20,238,977	(2,141,285)
Arenque	—		803,257	(803,256)
Ayin - Alux	—		—	(3,269,173)
Total	Ps.	(60,438,070)	34,562,831	35,031,541
As of December 31, 2022, 2021 and 2020, values in use for CGU with impairment or reversal of impairment are:

	2022		2021	2020
Chuc	Ps.	58,826,338	86,217,289	35,037,408
Aceite Terciario del Golfo	44,910,967		75,544,451	38,617,385
Tsimin Xux	42,487,962		29,336,464	21,703,642
Ogarrio Magallanes	29,222,531		25,089,823	—
Crudo Ligero Marino	27,993,723		34,424,670	11,455,311
Burgos	13,254,788		4,403,791	16,003,831
Ixtal - Manik	10,377,668		23,071,621	10,361,747
Antonio J. Bermúdez	10,090,851		18,666,302	23,717,426
Arenque	5,307,805		5,920,659	5,296,420
Ébano (CEE)	4,857,880		(7,573,109)	—
Tamaulipas Constituciones	3,000,177		5,878,883	4,971,235
Cuenca de Macuspana	82,209		722,874	899,838
Misión (CEE)	(493,897)		(101,442)	832,234
Lakach	(2,246,174)		(1,820,553)	(571,834)
Cárdenas-Mora	(3,909,463)		4,893,697	—
Santuario El Golpe	(4,082,727)		17,225,366	—
Cantarell	(13,106,589)		54,669,897	121,968,126
Poza Rica	—		—	6,276,904
Costero	—		—	5,335,394
Total	Ps.	226,574,049	376,570,683	301,905,067

	2022		2021	2020
Minatitlán Refinery	(17,502,044)		(4,678,358)	(37,432,704)
Morelos Petrochemical Complex	(7,512,584)		365,522	(2,350,704)
Cangrejera Petrochemical Complex	(6,419,084)		(1,115)	—
Salamanca Refinery	(5,819,013)		(2,187,781)	(5,386,525)
Poza Rica Gas Processor Complex	(3,656,338)		—	—
Arenque Gas Processor Complex	(199,943)		—	—
Salina Cruz Refinery	(101,943)		(3,263,118)	—
Cadereyta Refinery	(68,460)		(2,195,115)	(2,083,755)
Tula Refinery	9,757,714		(6,446,357)	(2,820,750)
Madero Refinery	5,244,262		(13,216,073)	(18,412,688)
Cosoleacaque Petrochemical Complex	630,486		(726,631)	—
Pajaritos Petrochemical Complex	31,596		195,834	(1,484,489)
Nuevo Pemex Gas Processor Complex	—		—	(1,080,831)
Ciudad Pemex Gas Processor Complex	—		—	(709,125)
Total	Ps.	(25,615,351)	(32,153,192)	(71,761,571)

Summary of Recoverable Amount of Assets	As of December 31, 2022, 2021 and 2020, the value in use for the impairment of fixed assets was as follows:

	2022		2021	2020
Salina Cruz Refinery	Ps.	49,725,087	31,909,325	30,422,588
Tula Refinery	48,695,398		39,815,742	34,829,922
Cadereyta Refinery	48,191,707		39,432,148	40,793,541
Nuevo Pemex Gas Processor Complex	31,708,026		—	—
Salamanca Refinery	17,799,786		51,998,803	44,777,784
Madero Refinery	10,279,749		—	6,799,072
Minatitlán Refinery	4,061,210		20,545,810	18,819,247
Cosoleacaque Petrochemical Complex	1,974,484		625,255	—
Arenque Gas Processor Complex	105,610		—	—
Cangrejera Ethylene Processor Complex	—		—	11,493,567
Morelos Ethylene Processor Complex	—		7,903,064	9,396,765
Total	Ps.	212,541,057	192,230,147	197,332,486
The recoverable amounts of the assets as of December 31, 2022, 2021 and 2020, corresponding to the discounted cash flows at the rate of 12.73%, 12.57% and 11.97%, respectively, as follows:

	2022		2021	2020
TAD, TDGL, TOMS (Storage terminals)	Ps.	66,431,256	76,522,522	95,169,597
Pipelines	43,707,101		113,847,249	88,740,662
Primary logistics	74,294,282		72,281,553	108,036,325
Total	Ps.	184,432,639	262,651,324	291,946,584

Consolidated and Separate Financial Statements
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2022	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	19,256,552	—	—	—	—	—	—	—	—	—	1,104,331	1,475,643	1,135,858
Cost of sales	5,802,059	103,938	51,069	35,832	38,675	73,599	29,134	86,593	144,327	32,342	2,253,631	108,622	1,204,615
Gross income (loss)	13,454,493	(103,938)	(51,069)	(35,832)	(38,675)	(73,599)	(29,134)	(86,593)	(144,327)	(32,342)	(1,149,300)	1,367,021	(68,757)
Other income (loss), net	28,255	(9,300)	(3,425)	—	—	—		—	—	—	—	—	(696)
Administrative expenses	274	—	—	—	—	—	—	—	—	—	5,967	—	84,891
Operating income (loss)	13,482,474	(113,238)	(54,494)	(35,832)	(38,675)	(73,599)	(29,134)	(86,593)	(144,327)	(32,342)	(1,155,267)	1,367,021	(154,344)
Taxes, duties and other	4,908,531	—	—	—	—	—	—	—	—	171	43,724	324,198	—
Net income (loss)	8,573,943	(113,238)	(54,494)	(35,832)	(38,675)	(73,599)	(29,134)	(86,593)	(144,327)	(32,513)	(1,198,991)	1,042,823	(154,344)
Cash and cash equivalents	—	198,344	74,011	—	—	123,294	98,436	114,708	—	—	15,208	—	—
Accounts receivable	70,044,445	284,298	56,568	35,105	15,867	36,961	1,139,578	253,171	48,200	316,429	10,901,871	7,920,779	3,995,264
Total current assets	70,044,445	482,642	130,579	35,105	15,867	160,255	1,238,014	367,879	48,200	316,429	10,917,079	7,920,779	3,995,264
Wells, pipelines, properties, plant and equipment, net	28,124,354	—	—	—	—	—	—	—	—	—	59,970	1,683,427	248,525
Other assets	—	12,111	—	—	—	—	—	—	—	—	—	—	—
Total assets	98,168,799	494,753	130,579	35,105	15,867	160,255	1,238,014	367,879	48,200	316,429	10,977,049	9,604,206	4,243,789
Suppliers	14,090,553	11,241	10,031	78,075	76,201	738	14,423	1,007	313,501	661,367	5,434,599	2,479,654	3,072,209
Taxes and duties payable	537,063	968	1,223	—	—	1,643	951	2,076	—	—	9,077	15,859	7,003
Other current liabilities	4,700,634	896,333	487,011	61,851	50,871	446,951	1,308,915	610,383	98,992	48,402	2,222,286	3,033,148	565,073
Deferred income taxes	4,284,410	—	—	—	—	—	—	—	—	—	—	—	—
Total liabilities	23,612,660	908,542	498,265	139,926	127,072	449,332	1,324,289	613,466	412,493	709,769	7,665,962	5,528,661	3,644,285
Equity (deficit), net	65,982,196	(300,551)	(313,192)	(68,989)	(72,530)	(215,478)	(57,141)	(158,994)	(219,966)	(360,827)	4,510,078	3,032,722	753,848

	License contracts
As of /For the year ended December 31, 2022	Trion	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	—	2,092,236	2,084,907	422,796
Cost of sales	—	42,947	127,366	66,975	71,444	63,617	2,325,582	959,465	1,162,390
Gross income (loss)	—	(42,947)	(127,366)	(66,975)	(71,444)	(63,617)	(233,346)	1,125,442	(739,594)
Other income (loss), net	—	—	—	—	—	—	(459)	(26)	(8,374)
Administrative expenses	—	—	—	—	—	—	61	86,162	147,842
Operating income (loss)	—	(42,947)	(127,366)	(66,975)	(71,444)	(63,617)	(233,866)	1,039,254	(895,810)
Taxes, duties and other	—	—	—	—	—	—	263,585	306,956	—
Net income (loss)	—	(42,947)	(127,366)	(66,975)	(71,444)	(63,617)	(497,451)	732,298	(895,810)
Cash and cash equivalents	—	—	—	108,522	114,901	—	40	—	—
Accounts receivable	—	31,269	157,640	44,581	36,291	341,860	8,648,213	1,359,559	1,576,331
Total current assets	—	31,269	157,640	153,103	151,192	341,860	8,648,253	1,359,559	1,576,331
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	—	295,650	1,336,020	222,840
Total assets	—	31,269	157,640	153,103	151,192	341,860	8,943,903	2,695,579	1,799,171
Suppliers	—	181,591	390,009	89,438	99,996	575,293	3,974,082	2,344,715	2,085,393
Taxes and duties payable	—	—	—	5,521	5,893	—	7,506	12,752	1,729
Other current liabilities	—	59,442	201,321	459,113	477,335	116,107	1,390,814	4,021,185	262,675
Total liabilities	—	241,033	591,330	554,072	583,224	691,400	5,372,402	6,378,652	2,349,797
Equity (deficit), net	—	(166,817)	(306,324)	(333,994)	(360,588)	(285,923)	4,068,952	(4,415,371)	345,184